COMMON SHARES (Details)							12 Months Ended
	Jan. 22, 2021 USD ($)	Dec. 28, 2020 shares	Nov. 20, 2020 USD ($)	Nov. 12, 2020 shares	Feb. 25, 2019 USD ($)	Feb. 18, 2019 shares	Feb. 28, 2021 USD ($) class shares	Feb. 29, 2020 shares	Feb. 28, 2019 USD ($) shares	Apr. 28, 2020 USD ($)
Classes of common shares | class							2
Proceeds from Issuance of Private Placement | $							$ 2,500,000,000		$ 500,000,000
Common Class A
Common Stock, Voting Rights							one
Shares converted (in shares)							2,000	3,614,796	0
Shares issued		4,984,051		7,575,756		5,329,922	2,240,585	2,239,239	2,073,711
Stock consideration (in shares)							0	24,702	20,502
Exercise of share options (in shares)							359,178	114,793	232,024
Conversion of Stock, Shares Issued							0	401,074	443,091
Repurchase of shares							61,667
Aggregate consideration | $										$ 9,852,000
Proceeds from Issuance of Private Placement | $	$ 1,000,000		$ 1,500,000		$ 500,000,000
Common Class A | Share options
Exercise of share options (in shares)							359,178	114,793	232,024
Common Class A | Maximum
Maximum repurchase amount | $										$ 500,000,000
Common Class B
Common Stock, Voting Rights							ten
Conversion ratio of Class B into Class A							1
Shares converted (in shares)							2,000	3,614,796	0
ADS
Shares issued							6,721,755	6,717,717	6,221,133
Conversion of Stock, Shares Issued							0	1,203,222	1,329,273
ADS | Share options
Exercise of share options (in shares)							1,077,534	344,379	696,072